Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

June 30, 2019

AFF50-QTLY-0819
1.833438.113

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.07% to 2.4% 7/5/19 to 9/26/19 (a)
(Cost $349,282)	350,000	349,343
	Shares	Value

Domestic Equity Funds - 59.5%
Fidelity Advisor Series Equity Growth Fund (b)	5,430,851	$79,181,815
Fidelity Advisor Series Growth Opportunities Fund (b)	3,502,743	52,611,203
Fidelity Advisor Series Small Cap Fund (b)	3,539,049	38,894,150
Fidelity Series All-Sector Equity Fund (b)	3,634,645	36,455,493
Fidelity Series Commodity Strategy Fund (b)	7,527,035	35,452,335
Fidelity Series Large Cap Stock Fund (b)	9,229,741	138,261,517
Fidelity Series Large Cap Value Index Fund (b)	1,173,519	15,126,659
Fidelity Series Opportunistic Insights Fund (b)	3,998,988	74,021,260
Fidelity Series Small Cap Opportunities Fund (b)	3,489,674	48,646,049
Fidelity Series Stock Selector Large Cap Value Fund (b)	7,272,145	89,520,102
Fidelity Series Value Discovery Fund (b)	6,870,646	88,219,095
TOTAL DOMESTIC EQUITY FUNDS
(Cost $601,639,090)		696,389,678

International Equity Funds - 32.7%
Fidelity Series Canada Fund (b)	1,115,681	12,183,239
Fidelity Series Emerging Markets Fund (b)	1,271,418	12,218,331
Fidelity Series Emerging Markets Opportunities Fund (b)	5,746,943	109,709,134
Fidelity Series International Growth Fund (b)	6,888,355	112,142,425
Fidelity Series International Small Cap Fund (b)	1,550,195	25,159,667
Fidelity Series International Value Fund (b)	11,052,873	106,439,170
Fidelity Series Overseas Fund (b)	513,972	5,160,282
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $326,325,425)		383,012,248

Bond Funds - 6.3%
Fidelity Series Emerging Markets Debt Fund (b)	756,786	7,363,526
Fidelity Series Floating Rate High Income Fund (b)	152,303	1,416,414
Fidelity Series High Income Fund (b)	921,656	8,774,164
Fidelity Series Inflation-Protected Bond Index Fund (b)	347,353	3,477,000
Fidelity Series International Credit Fund (b)	53,695	547,155
Fidelity Series Investment Grade Bond Fund (b)	865,176	9,888,964
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,993,937	37,183,558
Fidelity Series Real Estate Income Fund (b)	477,511	5,295,595
TOTAL BOND FUNDS
(Cost $70,516,915)		73,946,376

Short-Term Funds - 1.5%
Fidelity Cash Central Fund 2.42% (c)	2,675,222	2,675,757
Fidelity Series Government Money Market Fund 2.44% (b)(d)	12,706,526	12,706,526
Fidelity Series Short-Term Credit Fund (b)	203,602	2,046,202
TOTAL SHORT-TERM FUNDS
(Cost $17,405,575)		17,428,485
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,016,236,287)		1,171,126,130
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(818,234)
NET ASSETS - 100%		$1,170,307,896

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	37	Sept. 2019	$3,558,105	$6,903	$6,903
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	2	Sept. 2019	105,340	3,865	3,865
TOTAL FUTURES CONTRACTS					$10,768

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $349,343.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	14,424
Total	$14,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$81,090,981	$2,015,477	$7,502,453	$--	$317,988	$3,259,822	$79,181,815
Fidelity Advisor Series Growth Opportunities Fund	59,408,997	1,331,191	10,300,809	--	2,202,613	(30,789)	52,611,203
Fidelity Advisor Series Small Cap Fund	36,325,479	1,625,554	813,268	--	(538)	1,756,923	38,894,150
Fidelity Series All-Sector Equity Fund	37,575,763	932,599	3,534,975	--	(339,938)	1,822,044	36,455,493
Fidelity Series Canada Fund	10,594,107	1,116,849	186,813	--	592	658,504	12,183,239
Fidelity Series Commodity Strategy Fund	27,993,656	8,644,593	717,860	--	(43,185)	(424,869)	35,452,335
Fidelity Series Emerging Markets Debt Fund	7,163,841	312,236	218,675	108,851	493	105,631	7,363,526
Fidelity Series Emerging Markets Fund	10,979,648	1,603,413	185,795	--	(4,133)	(174,802)	12,218,331
Fidelity Series Emerging Markets Opportunities Fund	102,421,835	5,776,950	1,674,955	--	(14,985)	3,200,289	109,709,134
Fidelity Series Floating Rate High Income Fund	1,394,196	64,706	46,859	21,123	(29)	4,400	1,416,414
Fidelity Series Government Money Market Fund 2.44%	8,078,560	5,910,010	1,282,044	55,633	--	--	12,706,526
Fidelity Series High Income Fund	11,909,642	345,537	3,603,224	140,724	(115,454)	237,663	8,774,164
Fidelity Series Inflation-Protected Bond Index Fund	3,269,858	186,694	57,367	3,448	815	77,000	3,477,000
Fidelity Series International Credit Fund	527,447	3,573	--	3,573	--	12,861	547,155
Fidelity Series International Growth Fund	104,879,771	2,628,904	2,876,085	--	(22,859)	7,532,694	112,142,425
Fidelity Series International Small Cap Fund	24,135,150	633,553	693,473	--	(40,401)	1,124,838	25,159,667
Fidelity Series International Value Fund	98,172,520	6,446,194	1,920,795	--	25,285	3,715,966	106,439,170
Fidelity Series Investment Grade Bond Fund	7,243,540	2,586,747	154,144	71,368	3,032	209,789	9,888,964
Fidelity Series Large Cap Stock Fund	134,589,392	4,471,329	3,785,084	918,325	(275,441)	3,261,321	138,261,517
Fidelity Series Large Cap Value Index Fund	14,718,574	383,498	540,319	--	3,347	561,559	15,126,659
Fidelity Series Long-Term Treasury Bond Index Fund	40,183,907	2,488,473	7,573,472	282,732	356,928	1,727,722	37,183,558
Fidelity Series Opportunistic Insights Fund	75,302,800	1,880,344	7,360,642	--	(351,366)	4,550,124	74,021,260
Fidelity Series Overseas Fund	--	5,145,054	--	--	--	15,228	5,160,282
Fidelity Series Real Estate Income Fund	5,145,657	210,951	146,824	74,402	(3,473)	89,284	5,295,595
Fidelity Series Short-Term Credit Fund	2,207,545	63,442	241,353	14,658	473	16,095	2,046,202
Fidelity Series Small Cap Opportunities Fund	46,520,436	1,685,501	1,189,763	--	(52,359)	1,682,234	48,646,049
Fidelity Series Stock Selector Large Cap Value Fund	87,997,014	2,306,804	4,561,775	--	(84,559)	3,862,618	89,520,102
Fidelity Series Value Discovery Fund	85,952,601	2,280,657	2,402,561	--	18,850	2,369,548	88,219,095
	$1,125,782,917	$63,080,833	$63,571,387	$1,694,837	$1,581,696	$41,223,697	$1,168,101,030

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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